Commitments and Contingencies (Details) - Schedule of Reconciliation of the Liability - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Schedule of Reconciliation of the Liability [Abstract]
Balance Beginning	$ 2,377	$ 2,560
Amounts paid during 2023	(98)	(592)
Accretion	149	409
Balance Ending	$ 2,428	$ 2,377